LOANS AND ADVANCES TO CUSTOMERS, NET - Allowance for loans losses (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 COP ($) $ / $	Dec. 31, 2023 COP ($) $ / $	Dec. 31, 2022 COP ($) $ / $	Dec. 31, 2021 $ / $
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	$ (237,728,544)
Ending balance	$ (263,274,170)	$ (237,728,544)
Percentage of change in loans and receivables from credit impairment	27.45%
Market representative rate | $ / $	4,409.15	3,822.05	4,810.2	3,981.16
Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	$ 16,223,103	$ 15,479,640	$ 15,864,482
Loan sales	(178,128)	(829,547)	(225,226)
Recovery of charged - off loans	926,268	770,934	674,966
Credit impairment charges on loans, advances and financial leases, net	5,413,652	7,461,479	3,721,353
Adjusted stage 3	1,034,198	1,048,905	702,633
Charges-off	(7,855,912)	(6,720,363)	(6,164,902)
Translation adjustment	616,557	(987,945)	906,334
Ending balance	16,179,738	16,223,103	15,479,640
Commercial | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	6,290,266	7,270,305	7,813,023
Loan sales	(178,128)	(829,547)	(225,226)
Recovery of charged - off loans	85,858	93,251	188,018
Credit impairment charges on loans, advances and financial leases, net	1,462,622	756,174	502,577
Adjusted stage 3	331,332	427,283	323,196
Charges-off	(977,743)	(970,685)	(1,742,895)
Translation adjustment	245,023	(456,515)	411,612
Ending balance	7,259,230	6,290,266	7,270,305
Consumer | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	7,717,038	6,047,135	5,305,267
Recovery of charged - off loans	637,131	548,655	385,011
Credit impairment charges on loans, advances and financial leases, net	3,660,321	6,313,453	3,447,515
Adjusted stage 3	579,861	509,668	279,843
Charges-off	(6,406,521)	(5,261,966)	(3,788,517)
Translation adjustment	309,947	(439,907)	418,016
Ending balance	6,497,777	7,717,038	6,047,135
Mortgage | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	1,023,206	1,024,091	1,061,058
Recovery of charged - off loans	48,029	64,573	28,690
Credit impairment charges on loans, advances and financial leases, net	215,240	104,417	183,436
Adjusted stage 3	41,563	33,465	38,769
Charges-off	(143,885)	(128,532)	(345,991)
Translation adjustment	51,024	(74,808)	58,129
Ending balance	1,235,177	1,023,206	1,024,091
Financial Leases | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	1,024,575	1,013,074	1,521,067
Recovery of charged - off loans	150,466	61,749	72,056
Credit impairment charges on loans, advances and financial leases, net	62,708	167,904	(461,665)
Adjusted stage 3	72,432	67,288	48,836
Charges-off	(228,639)	(277,904)	(176,407)
Translation adjustment	6,730	(7,536)	9,187
Ending balance	1,088,272	1,024,575	1,013,074
Small Business Loans | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	168,018	125,035	164,067
Recovery of charged - off loans	4,784	2,706	1,191
Credit impairment charges on loans, advances and financial leases, net	12,761	119,531	49,490
Adjusted stage 3	9,010	11,201	11,989
Charges-off	(99,124)	(81,276)	(111,092)
Translation adjustment	3,833	(9,179)	9,390
Ending balance	$ 99,282	$ 168,018	$ 125,035